                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6651
                                     -------------------------------------------

The China Fund, Inc.
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(Exact name of registrant as specified in charter)

25 Franklin Street Boston, MA 02110
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(Address of principal executive offices)

      Mary Moran Zeven                       State Street Bank and Trust Company
          Secretary                                Daniel P. Bulger, Esq.
    The China Fund, Inc.                        One Federal Street, 9th Floor
     225 Franklin Street                         Boston, Massachusetts 02110
      Boston, MA 02110
                                                             and

                                                Leonard B. Mackey, Jr., Esq.
                                                  Clifford Chance U.S. LLP
                                                     31 West 52nd Street
                                                  New York, New York 10019


--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-246-2255
                                                    ----------------

Date of fiscal year end:   October 31
                         ----------------------------

Date of reporting period:  June 30, 2004
                          ---------------------------

ITEM 1.  PROXY VOTING RECORD
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
                                                                                                                               MGMG.
ISSUER                 TICKER   SEDOL   MEETING DATE                 BALLOT ISSUE                  PROPOSED BY    VOTE CAST    REC.
------                 ------   -----   ------------                 ------------                  -----------    ---------    ----
Wanyou Fire Safety       N/A   6548076   6-Oct-2003 1.  Receive and approve the audited               Issuer       Abstain       *
                                                    consolidated financial statements and the
                                                    reports of the Directors and Auditors of the
                                                    Company for the YE 31 MAR 2003
                                                    2 Declare a final dividend for the YE 31 MAR      Issuer       Abstain       *
                                                    2003
                                                    3.  Re-elect the retiring Directors of the        Issuer       Abstain       *
                                                    Company and authorize the Board of Directors
                                                    to fix the remuneration of Directors of the
                                                    Company
                                                    4.  Re-appoint the Auditors of the Company        Issuer       Abstain       *
                                                    and authorize the Board of Directors to fix
                                                    their remuneration
                                                    5.1  Authorize the Directors of the Company,      Issuer       Abstain       *
                                                    pursuant to the rules governing the listing of
                                                    securities on the Growth Enterprise Market of
                                                    The Stock Exchange of Hong Kong Limited, to
                                                    allot, issue and deal with additional shares
                                                    in the capital of the Company and to make or
                                                    grant offers, agreements and options
                                                    including warrants, bonds, notes and
                                                    other securities which carry rights to
                                                    subscribe for or are convertible into shares in
                                                    the Company during and after the relevant
                                                    period, not exceeding 20% of the aggregate
                                                    nominal mount of the issued share capital

Golden Meditech          N/A   6430559   6-Aug-2003 1  Approve and adopt the audited consolidated     Issuer       Against       *
                                                    financial statements of the Company and its
                                                    subsidiaries and reports of the Directors of
                                                    the Company and the Auditors for the YE 31 DEC
                                                    2003
                                                    2  Declare a final dividend for the YE 31 MAR     Issuer       Against       *
                                                    2003
                                                    3  Re-elect the retiring Director                 Issuer       Against       *
                                                    4  Authorize the Directors to fix the             Issuer       Against       *
                                                    Directors remuneration
                                                    5  Authorize the Directors to fix the             Issuer       Against       *
                                                    Directors remuneration
                                                    6  Authorize the Board of Directors of the        Issuer       Against       *
                                                    Company to allot, issue and deal with any
                                                    additional shares of HKD 0.10 each in the
                                                    Company or securities convertible or
                                                    exchangeable into shares and make or
                                                    grant offers, agreements, options, warrants or
                                                    similar rights during and after the relevant
                                                    period, provided that such amount does not
                                                    exceed 20% of the aggregate nominal amount of
                                                    the issued share capital
                                                    7  Authorize the Board to repurchase shares       Issuer       Against       *
                                                    of the Company during the relevant period, on
                                                    The Growth Enterprise Market or The
                                                    Stock Exchange of Hong Kong Limited or any
                                                    other stock exchange on which the shares of
                                                    the Company have been or may be listed and
                                                    recognized by the Securities and Futures
                                                    Commission under the Hong Kong Code on share
                                                    repurchases for such purposes, subject to and
                                                    in accordance with all applicable laws and
                                                    regulations, at such price as the
                                                    Directors may at their discretion determine in
                                                    accordance with all applicable laws and
                                                    regulations, not exceeding 10% of the
                                                    aggregate nominal amount of the issued share
                                                    capital

Tack Fat                 N/A   6522917  22-Aug-2003 1  Receive and approve the audited combined       Issuer       Against       *
                                                    financial statements and reports of the
                                                    Directors and the Auditors of the Company for
                                                    the YE 31 MAR 2003
                                                    2  Approve the final dividend distribution        Issuer       Against       *
                                                    proposed for the YE 31 MAR 2003 of HK2 cents
                                                    per share of HKD 0.10 each in the capital of
                                                    the company
                                                    3  Re-elect the Directors and authorize the       Issuer       Against       *
                                                    Board of Directors to fix their remuneration
                                                    4  Re-appoint the Auditors and authorize the      Issuer       Against       *
                                                    Board of Directors to fix their remuneration
                                                    5  Authorize the Directors, pursuant to the       Issuer       Against       *
                                                    Rules governing the listing of securities on
                                                    The Stock Exchange of Hong Kong Limited,  to
                                                    allot, issue and deal with unissued shares and
                                                    make or grant offers, agreements and options
                                                    during and after the relevant period, not
                                                    exceeding the aggregate of (aa) 20% of the
                                                    aggregate nominal amount of the share capital
                                                    6  Authorize the Directors of the Company to      Issuer       Against       *
                                                    purchase shares of the Company during the
                                                    relevant period, on The Stock Exchange of
                                                    Hong Kong Limited or any other stock exchange
                                                    on which the shares of the Company have been
                                                    or may be listed and recognized by the
                                                    Securities and Futures Commission under the
                                                    Hong Kong Code on share repurchases for such
                                                    purposes, subject to and in accordance with
                                                    all applicable laws and regulations, at such
                                                    price as the Directors may at their discretion
                                                    determine in accordance with all applicable
                                                    laws and regulations, not exceeding 10% of the
                                                    aggregate nominal amount of the issued share
                                                    capital

Lee-Fung Asco            N/A   6533704  28-Aug-2003 S1  Approve, subject to the approval by the       Issuer   Take no action    *
                                                    Registrar of Companies of Bermuda, to change
                                                    the name of the Company to  SNP
                                                    LeeFung Holdings Limited

Wanyou Fire Safety       N/A   6548076   6-Oct-2003 S1  Approve, subject to the approval of the       Issuer   Take no action    *
                                                    Registrar of Companies in the Cayman Islands,
                                                    to change the name of the Company from
                                                    Wanyou Fire Safety Technology Holdings Limited
                                                    to China Fire Safety Enterprise Group Holdings
                                                    Limited and adopt the Chinese name of the
                                                    Company for identification purpose only

Wah Sang Gas             N/A   6380193   7-Oct-2003 1  Ratify and approve a conditional agreement     Issuer   Take no action    *
                                                    in Chinese writing dated 11 AUG 2003
                                                    Agreement  between Wah Sang Gas Investment
                                                    Group Limited  Wah Sang Gas Investment, an
                                                    indirectly wholly owned subsidiary of the
                                                    Company and Tsinlien Group Company
                                                    Limited Tsinlien Group, a connected person of
                                                    the Company, pursuant to which Wah Sang Gas
                                                    Investment has agreed to acquire and Tsinlien
                                                    Group has agreed to dispose of the
                                                    approximately 89.9169% interest in
                                                    Tianjin TEDA Tsinlien Gas Co., Ltd. held by
                                                    Tsinlien Group at a cash consideration of HKD
                                                    70,000,000 together with all the other
                                                    transactions contemplated thereunder;
                                                    and authorize the Directors of the Company for
                                                    and on behalf of the Company to sign, seal,
                                                    execute, perfect, deliver and do all such
                                                    documents, deeds, acts, matters and things
                                                    deemed necessary for the purpose of or in
                                                    connection with the implementation of the
                                                    Agreement

Sinotrans                N/A   6579010  24-Oct-2003 1  Authorize the Board of Directors, subject      Issuer   Take no action    *
                                                    to the provisions in the
                                                    Articles of Association and all applicable laws
                                                    and regulation, to declare, recommend or pay
                                                    any interim or special dividend for the year
                                                    2003

Shenzhen Expressway      N/A   6848743  30-Oct-2003 1  Amend the Share Appreciation Right Scheme      Issuer       Against       *
                                                    to change the rights from individually held to
                                                    collectively held by the Senior Management
                                                    and the Management staff of the Company and
                                                    amend the exercise period and the exercise
                                                    price accordingly with the receipts from the
                                                    exercise of the rights being applied as a
                                                    special incentive fund and distributed to
                                                    the Senior Management and the Management staff
                                                    by the Company according to the business
                                                    development needs and the assessment of their
                                                    performance, on the said terms of the
                                                    amendment; and authorize the Board to handle
                                                    the rights issued in accordance with the
                                                    terms and conditions of the Scheme so amended

TCL Holdings             N/A   6193788   4-Nov-2003 1  Approve that subject to the approval by        Issuer         For         *
                                                    The Stock Exchange of Hong Kong Limited of the
                                                    New Caps (as defined in the circular to
                                                    the independent shareholders of the Company
                                                    dated 13 OCT 2003 (the Circular)) and the New
                                                    Waiver Application (as defined in the
                                                    Circular), (a) the Ongoing Connected
                                                    Transactions (as defined in the Circular)
                                                    be and are hereby approved; (b) the New Waiver
                                                    Application be and is hereby approved; and (c)
                                                    any Director of the Company be and is
                                                    hereby authorized to do all such acts and take
                                                    all necessary actions in connection with the
                                                    Ongoing Connected Transactions and the
                                                    New Waiver Application
                                                    S2  Approve that the new Memorandum and           Issuer         For         *
                                                    Articles of Association (New M&A), a copy of
                                                    which has been submitted to the meeting
                                                    marked A signed for identification by the
                                                    Chairman thereof, be and is hereby approved
                                                    and adopted in substitution for the Memorandum
                                                    and Articles of Association adopted by the
                                                    Company by a special resolution dated 15 NOV
                                                    1999, as amended by special resolution dated
                                                    10 MAY 2002; and authorize the Directors of the
                                                    Company to do all things to implement
                                                    the adoption of the New M&A

Proview Intl             N/A   6004921  28-Nov-2003 1  Receive and consider the audited               Issuer       Against       *
                                                    consolidated financial statements and the
                                                    reports of the Directors and the Auditors for
                                                    the YE 30 JUN 2003
                                                    2  Declare a final dividend                       Issuer       Against       *
                                                    3  Re-elect the Directors and authorize the       Issuer       Against       *
                                                    Board to fix the Directors remuneration
                                                    4  Appoint the Auditors and authorize the         Issuer       Against       *
                                                    Board to fix their remuneration
                                                    5  Authorize the Directors of the Company to      Issuer       Against       *
                                                    purchase its own issued ordinary share of HKD
                                                    0.10 each in the capital of the Company
                                                    during the relevant period, not exceeding 10%
                                                    of the aggregate amount of the share capital
                                                    of the Company in issue as at the date of the
                                                    passing of this resolution;  Authority
                                                    expires the earlier of the conclusion of the
                                                    next AGM of the Company, the expiration of the
                                                    period within which the next AGM of the
                                                    Company is to be held by law, or the time upon
                                                    which the authority set out in this resolution
                                                    is revoked or varied by ordinary resolution of
                                                    the shareholders in general meeting
                                                    6  Authorize the Directors of the Company to      Issuer       Against       *
                                                    allot, issue and deal with additional shares
                                                    in the capital of the Company, and make or
                                                    grant offers, agreements and options during
                                                    and after the relevant period, otherwise than
                                                    pursuant to i) a rights issue; or ii) any
                                                    script dividend or similar arrangement
                                                    providing for the allotment of shares in lieu
                                                    of the whole or part of a dividend on shares of
                                                    the Company in accordance with the Bye-laws of
                                                    the Company; iii) the issue of shares under
                                                    any option scheme or similar arrangement for
                                                    the time being adopted for the grant or issue
                                                    to officer, employees of the Company and/or
                                                    any of its subsidiaries or other eligible
                                                    participants or shares or rights to
                                                    acquire shares does not exceeding 20% of the
                                                    aggregate nominal amount of the issued share
                                                    capital

Arcontech Corp           N/A   6282103  13-Dec-2003 1  Receive and consider the audited               Issuer       Against       *
                                                    consolidated financial statements and the
                                                    reports of the Directors and Auditors for the
                                                    year ended 31 MAR 2003
                                                    2  Re-elect the retiring Director; and            Issuer       Against       *
                                                    authorize the Board of Directors to
                                                    fix remuneration of all Directors
                                                    3  Re-appoint Auditors of the Company; and        Issuer       Against       *
                                                    authorize the Board of Directors to fix their
                                                    remuneration
                                                    4  Give the Directors a general mandate,          Issuer       Against       *
                                                    during the Relevant Period, to issue
                                                    additional shares in the capital of the
                                                    Company up to an aggregate nominal amount equal
                                                    to 20% of the issued share capital, otherwise
                                                    than pursuant to: (i) a rights issue; or (ii)
                                                    the exercise of rights of subscription or
                                                    conversion under the terms of any warrants
                                                    issued by the Company or any securities which
                                                    are convertible into shares in the Company; or
                                                    (iii) the exercise of any options under the
                                                    Company's Share Option Scheme; or (iv) any
                                                    script dividend;  Authority expires at
                                                    the conclusion of the next AGM
                                                    5  Authorize the Directors, during the            Issuer       Against       *
                                                    Relevant Period, to make market purchases, on
                                                    behalf of the Company, of up to 10% of the
                                                    issued shares in the capital of the Company;
                                                    Authority expires at the conclusion of
                                                    the next AGM
                                                    6  Extend the general mandate of the              Issuer       Against       *
                                                    Directors, subject to the passing
                                                    of Resolution Nos. 4 and 5, to issue shares by
                                                    the number of shares repurchased pursuant to
                                                    Resolution No. 5

China Telecom            N/A   6559335  15-Dec-2003 1  Approve the conditional sale and purchase      Issuer   Take no action    *
                                                    agreement dated 26 OCT 2003  the Acquisition
                                                    Agreement, between the Company and
                                                    China Telecommunications Corporation, pursuant
                                                    to which, inter alia, China Telecommunications
                                                    Corporation has agreed to sell and the
                                                    Company agreed to purchase, the target assets
                                                    at a purchase price of CNY 46,000 million
                                                    comprising: a) CNY 11,000 million payable in
                                                    cash at completion of the acquisition; and b)
                                                    CNY 35,000 million to be paid on the date
                                                    falling 10 years from completion of the
                                                    acquisition; and authorize the Directors of
                                                    the Company to do all such further acts
                                                    and things and execute such further documents
                                                    and take all such steps which in their opinion
                                                    as may be necessary, desirable or expedient
                                                    to implement and/or give effect to the terms
                                                    of the Acquisition Agreement
                                                    2  Approve, subject to the passing of             Issuer   Take no action    *
                                                    ordinary Resolution number 1 of this meeting
                                                    being proposed, the prospective connected
                                                    transactions set out in Sections 10.1(b),
                                                    10.2(a), 10.2(e) and 10.2(f) as described in
                                                    the paragraph headed Connected Transactions
                                                    under the Section Letter from the Chairman, of
                                                    the circular of the Company dated 27 OCT
                                                    2003, which the Company expects to occur on a
                                                    regular and continuous basis in the ordinary
                                                    and usual course of business of the Company,
                                                    its subsidiaries and the Target Group, as the
                                                    case may be, together with the Combined Groups
                                                    relevant upper limits; and authorize the
                                                    Directors of the Company to do all such further
                                                    acts and things and execute such further
                                                    documents and take all such steps which in
                                                    their opinion as maybe necessary, desirable
                                                    or expedient to implement and/or give effect
                                                    to the terms of such prospective connected
                                                    transactions and such supplemental agreements
                                                    relating to the existing Connected Transactions
                                                    S3  Approve to amend, subject to the passing      Issuer   Take no action    *
                                                    of ordinary Resolution number 1 of this
                                                    meeting being proposed, the service areas of
                                                    the Company stipulated in Article 13 of the
                                                    Articles of Association of the Company from 4
                                                    provinces namely Shanghai, Guandong, Jiangsu
                                                    and Zhejiang to 10 provinces namely Shanghai,
                                                    Guandong, Jiangsu, Zhejiang, Anhui, Fujian,
                                                    Jiangxi, Guangxi, Chongquing and Sichuan,
                                                    to reflect the change in the service areas of
                                                    the Company as a result of the acquisition
                                                    referred to in the ordinary Resolution number
                                                    1; and authorize the Directors to take all
                                                    such actions which in their opinion
                                                    are necessary or desirable to complete the
                                                    procedures for the approval and/or
                                                    registration or filing of the aforementioned
                                                    amendments to the Articles of Association

Chaoda Modern            N/A   6313490  19-Dec-2003 1  Receive and consider the audited financial     Issuer       Against       *
Agriculture                                         statements, Directors  report and Auditors
                                                    report for the YE 30 JUN 2003
                                                    2  Approve the final dividend for the YE 30       Issuer       Against       *
                                                    JUN 2003
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
                                                    3  Re-elect the retiring Directors and            Issuer       Against       *
                                                    authorize the Board of Directors to fix the
                                                    remuneration of the Directors
                                                    4  Re-appoint the Auditors; and authorize the     Issuer       Against       *
                                                    Board to fix the remuneration of the Auditors
                                                    5  Approve that the sum of approximately HKD      Issuer       Against       *
                                                    10,000,000 (being part of the amount standing
                                                    to the credit of the share premium account of
                                                    the Company) be capitalized in accordance with
                                                    Article 142 of the Company's Articles of
                                                    Association;and authorize the Directors to
                                                    allot and issue shares to apply the
                                                    capitalized amount in making in payment in
                                                    full at par of not less than 96,073,100 shares
                                                    (bonus shares) of HKD 0.10 each in the share
                                                    capital of the Company, such shares to be
                                                    issued and allotted credited as fully paid-up
                                                    and distributed by way of bonus
                                                    to shareholders whose names appear on the
                                                    Register of Members of the Company as at the
                                                    close of business on 19 DEC 2003
                                                    (the shareholders),
                                                    6  Authorize the Directors, during the            Issuer       Against       *
                                                    Relevant Period, to make market purchases, on
                                                    behalf of the Company, of up to 10% of the
                                                    issued shares in the capital of the Company;
                                                    Authority expires at the conclusion of
                                                    the next AGM

Chaoda Modern            N/A   6313490  19-Jan-2004 1  Approve the transactions subject to the        Issuer   Take no action    *
Agriculture                                         proposed waiver limits, approve the new waiver
                                                    and authorize the Directors of the Company to
                                                    enter into any transaction at any time during
                                                    any of the three FYE 30 JUN 2006, subject to
                                                    the waiver limits and authorize each of the
                                                    Directors to do all things deemed necessary in
                                                    connection with the implementation of the new
                                                    waiver and/or the transactions and any
                                                    matters relating thereto

TPV Technology           N/A   6179573   3-Feb-2004 1  Approve, ratify and confirm a guarantee of     Issuer   Take no action    *
                                                    BMD 124,800,000  USD 15,036,000  given by Top
                                                    Victory Electronics (Fujian) Company Limited a
                                                    wholly-owned subsidiary of the Company TVE
                                                    to a PRC bank an independent third party to
                                                    the Company  in respect of the
                                                    banking facilities granted to Beijing Orient
                                                    Top Victory Electronics Company Limited a
                                                    principal associated Company of a
                                                    wholly-owned subsidiary of the Company and in
                                                    which BOE Technology Group Company
                                                    Limited BOE  is a substantial shareholder
                                                    OTPV, one of the ongoing connected
                                                    transactions  guarantee  pursuant to an
                                                    agreement date 19 JUN 2003 between TVE and the
                                                    PRC bank, for the period commencing on 20 NOV
                                                    2003  when BOE became a connected person  and
                                                    ending on a date when the Group's share of the
                                                    financial assistance to OTPV is not greater
                                                    than its equity interest in OTPV latest 19
                                                    JUN 2005 (the expiry date of the underlying
                                                    banking facilities); and authorize any one of
                                                    the Directors to take all steps necessary or
                                                    expedient in the Director's opinion to
                                                    implement and/or to give effect to the
                                                    guarantee, provided that the amount of
                                                    guarantee from 20 NOV 2003 to 19 JUN 2005
                                                    the expected date of the underlying banking
                                                    facilities shall not exceed its annual cap of
                                                    USD 16,000,000
                                                    2  Approve, confirm and ratify the purchase       Issuer   Take no action    *
                                                    of TFT-LCD panels, monitors, parts and
                                                    components and TFT-LCD TV/PDP TV by the
                                                    Company and its subsidiaries Group from BOE
                                                    and its associates  BOE Group, one of the
                                                    ongoing connected transactions  purchase
                                                    transactions  from 20 NOV 2003 to 31 DEC 2005;
                                                    and authorize any one of the Directors to take
                                                    all steps necessary or expedient in the
                                                    Director's opinion to implement and/or to give
                                                    effect to the purchase transaction,
                                                    provided that the aggregate amount of the
                                                    purchase transactions for each of the three FYE
                                                    31 DEC 2005 shall not exceed its annual cap
                                                    of 17% of the Group's LCD/PDP monitors
                                                    turnover and LCD TV/PDP TV turnover
                                                    3  Approve the sale of parts and components,      Issuer   Take no action    *
                                                    machinery and molds by the Group to BOE Group,
                                                    one of the ongoing connected transactions
                                                    Sale Transactions from 20 NOV 2003 to 31 DEC
                                                    2005 and authorize any one of the Directors to
                                                    give effect to the Sale Transactions,
                                                    provided that the aggregate amount of the Sale
                                                    Transactions for each of the three FYE 31 DEC
                                                    2005 shall not exceed its annual cap of 1% of
                                                    the Group's total turnover

Fountain Set Holding     N/A   6349053   5-Feb-2004 1  Receive and consider the audited financial     Issuer   Take no action    *
                                                    statements and the reports of the Auditors for
                                                    the YE 31 AUG 2003
                                                    2  Declare a final dividend                       Issuer   Take no action    *
                                                    3  Re-elect the Directors and fix the             Issuer   Take no action    *
                                                    Directors  fees
                                                    4  Re-appoint the Auditors and authorize the      Issuer   Take no action    *
                                                    Directors to fix their remuneration

Iberdrola                N/A   6536651  14-Apr-2004 1.  Consider and approve the working report       Issuer         For         *
                                                    of the Board of Directors for the YE 31 DEC
                                                    2003
                                                    2  Consider and approve the working report of     Issuer         For         *
                                                    the Supervisory Committee for the YE 31 DEC
                                                    2003
                                                    3  Consider and approve the audited financial     Issuer         For         *
                                                    statements as at and for the YE 31 DEC 2003
                                                    4  Consider and approve the final dividend        Issuer         For         *
                                                    distribution plan of the Company for the YE 31
                                                    DEC 2003, and authorize the Board of
                                                    Directors to distribute such dividend to
                                                    shareholders
                                                    5  Appoint PricewaterhouseCoopers and             Issuer         For         *
                                                    PricewaterhouseCoopers ZhongTian CPA's Ltdas
                                                    the Company's international and domestic
                                                    Auditors for the FY 2004, respectively, to
                                                    hold office until the conclusion of
                                                    the following AGM, and determine their
                                                    remuneration
                                                    6  Consider and approve the proposals put         Issuer         For         *
                                                    forward at such meeting by any shareholder
                                                    holding 5% or more of the shares carrying the
                                                    right to vote at such meeting
                                                    S7  Amend the Articles of Association of the      Issuer         For         *
                                                    Company as proposed by the Directors at the
                                                    meeting of the Board of Directors held on 20
                                                    FEB 2004,and other such amendments as may be
                                                    necessary for compliance with the amendments
                                                    to the Rules Governing the Listing of
                                                    Securities on the Stock Exchange of Hong Kong
                                                    as announced on 30 JAN 2004 and to be
                                                    effective on 31 MAR 2004; and authorize the
                                                    Directors to take all necessary actions in
                                                    connection with the adoption of the
                                                    amendments to the Articles of Association
                                                    S8  a) Authorize the Board to issue and allot     Issuer         For         *
                                                    and deal with additional H shares of the
                                                    Company (not exceeding 20% of the aggregate
                                                    nominal amount of the H shares in issue as at
                                                    the date of passing the shareholder's special
                                                    resolutions; b) amend the Company's Articles
                                                    of Association accordingly

China Intl Marine        N/A   6191351  20-Apr-2004 1  Approve the 2003 working report of the         Issuer   Take no action    *
                                                    Board of Directors
                                                    2  Approve the 2003 annual report and its         Issuer   Take no action    *
                                                    abstract
                                                    3  Approve the 2003 working report of the         Issuer   Take no action    *
                                                    Supervisory Committee
                                                    4  Approve to provide credit guarantee for        Issuer   Take no action    *
                                                    the short-term loan of the Company's
                                                    subsidiary Companies
                                                    5  Approve the 2003 profit distribution plan:     Issuer   Take no action    *
                                                    cash dividend of CNY 3.8 per 10 share and
                                                    bonus issue of 6 for 10 shares from capital
                                                    reserve
                                                    6  Elect the Directors                            Issuer   Take no action    *
                                                    7  Authorize the Board to decide the              Issuer   Take no action    *
                                                    allowance of a Director
                                                    8  Elect the Supervisors                          Issuer   Take no action    *
                                                    9  Amend the Company's Articles of Association    Issuer   Take no action    *
                                                    10  Amend the discussion on the rules of the      Issuer   Take no action    *
                                                    shareholder meetings
                                                    11  Appoint the accounting firms                  Issuer   Take no action    *

Hong Kong Com            N/A   6219305  21-Apr-2004 1  Receive and approve the audited financial      Issuer         For         *
                                                    statements and the reports of the Directors
                                                    and the Auditors for the YE 31 DEC 2003
                                                    2  Re-elect the retiring Directors and            Issuer         For         *
                                                    authorize the Board of Directors to fix their
                                                    remuneration
                                                    3  Re-appoint the Auditors and authorize the      Issuer         For         *
                                                    Board of Directors to fix their remuneration
                                                    4A  Authorize the Directors of the Company,       Issuer       Against       *
                                                    pursuant to the Rules Governing the Listing of
                                                    Securities on the Growth Enterprise Market
                                                    of The Stock Exchange of Hong Kong Limited to
                                                    allot, issue and deal with additional shares
                                                    in the capital of the Company and make or
                                                    grant offers, agreements and options during
                                                    and after the relevant period, not exceeding
                                                    20% of the aggregate nominal amount of the
                                                    share capital of the Company otherwise than
                                                    pursuant to: i) a rights issue; or ii)
                                                    the exercise of any share option scheme or
                                                    similar arrangement; or iii) any script
                                                    dividend or similar arrangement; or iv) the
                                                    exercise of rights of subscription or
                                                    conversion under the terms of any existing
                                                    warrants; Authority expires the earlier of the
                                                    conclusion of the next AGM of the Company or
                                                    the expiration of the period within which the
                                                    next AGM of the Company is required by the
                                                    Memorandum and the Articles of Association is
                                                    to be held by law
                                                    4B  Authorize the Directors of the Company to     Issuer         For         *
                                                    repurchase securities on the Growth Enterprise
                                                    Market on The Stock Exchange of Hong Kong
                                                    Limited or any other stock exchange on which
                                                    the securities of the Company or may be listed
                                                    and recognized by the Securities and
                                                    Futures Commission under the Hong Kong Code on
                                                    share repurchases for such purposes, subject to
                                                    and in accordance with all applicable laws
                                                    and regulations, at such price as the
                                                    Directors may at their discretion determine in
                                                    accordance with all applicable laws and
                                                    regulations, not exceeding 10% of the
                                                    aggregate nominal amount of the issued
                                                    share capital of the Company;  Authority
                                                    expires the earlier of the conclusion of the
                                                    next AGM of the Company or the expiration of
                                                    the period within which the next AGM of the
                                                    Company is required by the Memorandum and the
                                                    Articles of Association is to be held by law

China Fire Safety        N/A   6548076  21-Apr-2004 1  Receive and consider the audited               Issuer         For         *
Enterprise                                          consolidated financial statements of the
                                                    Company and its subsidiaries and the report
                                                    of the Directors and Auditors for the YE 31 DEC
                                                    2003
                                                    2  Declare a final dividend                       Issuer         For         *
                                                    3  Re-elect the retiring Directors of the         Issuer         For         *
                                                    Company and authorize the Board of Directors
                                                    to fix their remuneration
                                                    4  Re-appoint Messrs. Deloitte Touche             Issuer         For         *
                                                    Tohmatsu as Auditors and authorize the Board
                                                    to fix their remuneration
                                                    5  Authorize the Directors, subject to            Issuer         For         *
                                                    paragraph (c) of this resolution
                                                    to allot, issue and deal with additional shares
                                                    in the capital of the Company and to allot,
                                                    issue or grant securities convertible or
                                                    exchangeable into shares or options, warrants
                                                    or similar rights to subscribe for shares
                                                    and make or grant offers, agreements and
                                                    options during the relevant period, not
                                                    exceeding 20% of the aggregate nominal amount
                                                    of the issued share capital of the Company,
                                                    otherwise than pursuant to i) a rights issue;
                                                    or ii) the exercise of subscription
                                                    or conversion rights attached to any warrants
                                                    or securities; or iii) the exercise of options
                                                    or similar arrangement; or iv) any script
                                                    dividend or similar arrangement; Authority
                                                    expires the earlier of the conclusion of the
                                                    next AGM of the Company or the expiration of
                                                    the period within which the next AGM is to be
                                                    held by law
                                                    6  Authorize the Directors of the Company,        Issuer         For         *
                                                    subject to paragraph (b) of this resolution to
                                                    repurchase shares of the Company during the
                                                    relevant period, on Growth Enterprise Market
                                                    of The Stock Exchange of Hong Kong Limited or
                                                    any other stock exchange recognized by the
                                                    Securities and Futures Commission of Hong
                                                    Kong and the Stock Exchange pursuant to the
                                                    approval of paragraph (a) of this resolution,
                                                    not exceeding 10% of the aggregate nominal
                                                    amount of the share capital of the Company,
                                                    Authority expires the earlier of the
                                                    conclusion of the AGM of the Company or the
                                                    expiration of the period within which the
                                                    next AGM of the Company is to be held by law

Shenzhen Expressway      N/A   6848743  23-Apr-2004 1  Approve the report of the Directors for        Issuer         For         *
                                                    the year 2003
                                                    2  Approve the report of the Supervisory          Issuer         For         *
                                                    Committee for the year 2003
                                                    3  Approve the audited accounts for the year      Issuer         For         *
                                                    2003
                                                    4  Approve the distribution scheme of profits     Issuer         For         *
                                                    for the year 2003
                                                    5  Approve the budget plan for the year 2004      Issuer         For         *
                                                    6  Approve the emoluments of the Directors        Issuer         For         *
                                                    and the Supervisors for the year 2004

                                                    7  Re-appoint Messrs. PricewaterhouseCoopers      Issuer         For         *
                                                    Certified Public Accountants, Hong Kong as the
                                                    International Auditors
                                                    and PricewaterhouseCoopers Zhong Tian CPAs Co.,
                                                    Ltd. as the Statutory Auditors of the Company
                                                    and authorize the Board of Directors of
                                                    the Company to fix their remuneration
                                                    S8 Amend Articles 12, 66(2), 81, 92, 95 and      Issuer         For         *
                                                    105 of the Articles of Association of the
                                                    Company
                                                    9  Approve the Company's proposed change as a     Issuer         For         *
                                                    Sino-Foreign Investment Joint Stock Limited
                                                    Company
                                                    S10 Authorize the Board of Directors to           Issuer         For         *
                                                    repurchase H shares of the Company up to
                                                    a maximum of 10% of the aggregate nominal
                                                    value of the H shares in issue of the Company,
                                                    provided that: a) subject to points b) and c)
                                                    below, the relevant period  as defined in
                                                    point d below  during which the Board of
                                                    Directors may exercise all the powers of
                                                    the Company to repurchase H shares in issue of
                                                    the Company on the Stock Exchange of Hong Kong
                                                    Limited  SEHK , subject to and in
                                                    accordance with all applicable laws, rules and
                                                    regulations and/or requirements of
                                                    the governmental or regulatory body of
                                                    securities in the PRC, the SEHK or of any
                                                    other governmental or regulatory body; b) the
                                                    aggregate nominal value of H shares authorized
                                                    be repurchased pursuant to the approval in
                                                    point a) above during the relevant period
                                                    shall not exceed 10% of the

Anhui Expressway         N/A   6045180  27-Apr-2004 1  Approve the working report of the Board of     Issuer   Take no action    *
                                                    Directors for the year 2003
                                                    2  Approve the working report of the              Issuer   Take no action    *
                                                    Supervisory committee for year 2003
                                                    3  Approve the audited Financial Report for       Issuer   Take no action    *
                                                    the year 2003
                                                    4  Approve the profit appropriation proposal      Issuer   Take no action    *
                                                    for the year 2003; the net profit of 2003
                                                    consolidated financial report amounted to
                                                    RMB 283,264,544.99, RMB 38,584,784.66 shall be
                                                    provided as statutory surplus reserved fund,
                                                    RMB 33,190,944.57 shall be provided
                                                    as statutory public welfare fund and profit
                                                    attributable to shareholders amounted to RMB
                                                    737,457,233.33; pursuant to relevant
                                                    regulations of the State, appropriation should
                                                    be based on the lower number of the profit
                                                    attributable to shareholders calculated into
                                                    accordance with Hong Kong Accounting Standards
                                                    and the Domestic Accounting
                                                    Standards respectively, in 2003, profit
                                                    attributable to shareholders amounted to RMB
                                                    737,457,266.66; the Board of the Company
                                                    recommends the payment of a final dividend of
                                                    RMB 0.60 with the payout of RMB 99,516,600 for
                                                    every 10 shares (taxation inclusive) to all
                                                    the shareholders on the basis of 1,658,610,000
                                                    total shares capital
                                                    5  Approve the appointment of the Auditor for     Issuer   Take no action    *
                                                    the year 2004 and to authorize  the Board of
                                                    Directors in determining their remuneration
                                                    S6A Approve, subject to paragraph (C) and (D)     Issuer   Take no action    *
                                                    below, and in accordance with the Rules
                                                    Governing the Listing of Securities on The
                                                    Stock Exchange of Hong Kong Limited and the
                                                    Company Law of the People's Republic of China,
                                                    the exercise by the Board of Directors of
                                                    the Company of all powers of the Company to
                                                    allot or issue new shares, either separately
                                                    or concurrently during the Relevant
                                                    Period, and the exercise of the powers by the
                                                    Board of Directors to determine the terms and
                                                    conditions for the allotment or issue of new
                                                    shares including the following terms are
                                                    hereby generally and unconditionally
                                                    approved: class and amount of the new shares to
                                                    be issued; the issue price of new shares; the
                                                    starting and closing dates for the issue;
                                                    class and amount of the new shares to be
                                                    issued to existing Shareholders; and to make
                                                    or grant offers, agreements and options, which
                                                    might require the exercise of such powers

China Telecom            N/A   6559335   3-May-2004 1. Approve the consolidated financial             Issuer   Take no action    *
                                                    statements of the Company, the report of the
                                                    Board of Directors, the report of the
                                                    Supervisory Committee and the report of the
                                                    internal Auditors for the YE 31 December 2003.
                                                    2. Approve the profit distribution and            Issuer   Take no action    *
                                                    declare a final dividend for the YE 31
                                                    December 2003.
                                                    3. Approve the annual remuneration for the        Issuer   Take no action    *
                                                    Company's Directors for the YE 31 December
                                                    2003.
                                                    4. Re-appoint KPMG as the Company's internal      Issuer   Take no action    *
                                                    Auditors and KPMG Huazhen, as the Company's
                                                    domestic Auditors for the YE 31 December 2004
                                                    and authorize the Board of Directors of the
                                                    Company to fix the remuneration thereof.
                                                    S5. Authorize the Board of Directors of the       Issuer   Take no action    *
                                                    Company to allot, issue and deal with
                                                    additional shares of the Company and to make
                                                    or grant offers, agreements and options
                                                    during and after the relevant period, not
                                                    exceeding 20% of each of the Company's
                                                    existing domestic shares and H share in
                                                    issue otherwise than pursuant to: i) a
                                                    rights issue; or ii) any script dividend or
                                                    similar arrangement; Authority expires the
                                                    earlier of the conclusion of the next AGM of
                                                    the Company of 12 months.
                                                    S6. Authorize the Board of Directors of the       Issuer   Take no action    *
                                                    Company to increase the registered capital of
                                                    the Company to reflect the issue of shares in
                                                    the Company authorized under Resolution S5,
                                                    and to make such appropriate and necessary
                                                    arrangements to the Articles of Association
                                                    of the Company as deem fit to reflect such
                                                    increase in the registered capital of the
                                                    Company and to take any other action and
                                                    complete any formality required to effect
                                                    such increase of the registered capital of
                                                    the Company.

China Telecom            N/A   6559335   3-May-2004 1.  Approve Issuance and Allotment of up to       Issuer       Against       *
                                                    8.3 Billion New H Shares.
                                                    2. Approve increase in Registered Capital.        Issuer       Against       *
                                                    3. Approve Waiver by H Shareholders of their      Issuer       Against       *
                                                    pre-emptive rights over any or all of the New
                                                    H Shares that may be issues and allotted
                                                    pursuant to the First Resolution.

Sohu.Com                 N/A   2608123  14-May-2004 1.  Elect Directors                               Issuer   Take no action    *
                                                    2.  APPROVAL OF AMENDMENT TO THE 2000 STOCK       Issuer   Take no action    *
                                                    INCENTIVE PLAN.
                                                    3.  APPOINTMENT OF PRICEWATERHOUSECOOPERS         Issuer   Take no action    *
                                                    AS INDEPENDENT PUBLIC ACCOUNTANTS

Comba Telecom Systems    N/A   6651576  14-May-2004 1.  Receive and consider the audited              Issuer         For         *
                                                    consolidated financial statements and the
                                                    reports of the Directors and the Auditors for
                                                    the YE 31 DEC 2003
                                                    2.  Declare a final dividend for the YE 31        Issuer         For         *
                                                    DEC 2003
                                                    3.  Re-elect the retiring Directors and           Issuer         For         *
                                                    authorize the Board of Directors to fix their
                                                    remuneration
                                                    4.  Re-appoint the Auditors and authorize the     Issuer         For         *
                                                    Board of Directors to fix their remuneration
                                                    5 A  Authorize the Directors of the Company       Issuer         For         *
                                                    to allot, issue and deal with additional
                                                    shares in the capital of the Company and make
                                                    or grant offers, agreements and options and
                                                    rights of exchange and conversion during and
                                                    after the relevant period, not exceeding 20%
                                                    of the aggregate nominal amount of the issued
                                                    share capital of the Company otherwise than
                                                    pursuant to: a) a rights issue; or b) the
                                                    exercise of any share option scheme or similar
                                                    arrangement; or c) under any subscription
                                                    rights or d) any script dividend or similar
                                                    arrangement;  Authority expires the earlier of
                                                    the conclusion of the next AGM of the Company
                                                    or the expiration of the period within which
                                                    the next AGM is to be held by law
                                                    5 B  Authorize the Directors of the Company       Issuer         For         *
                                                    to purchase shares or acquire shares in the
                                                    capital of the Company during the relevant
                                                    period, on The Stock Exchange of Hong Kong
                                                    Limited or any other stock exchange on which
                                                    the shares of the Company have been or may be
                                                    listed and recognized by the Securities and
                                                    Futures Commission under the Hong Kong Code on
                                                    share repurchases for such purposes, subject
                                                    to and in accordance with all applicable laws
                                                    and regulations, at such price not exceeding
                                                    10% of the aggregate nominal amount of the
                                                    issued share capital of the Company;
                                                    Authority expires the earlier of the
                                                    conclusion of the next AGM of the Company or
                                                    the expiration of the period within which the
                                                    next AGM of the Company is to be held by law

Synnex Technology Intl   N/A   6868439  17-May-2004 1.1  Approve the business of 2003                 Issuer         For         *
                                                    1.2  Approve the Supervisor's review report       Issuer         For         *
                                                    of 2003
                                                    1.3  Other reporting                              Issuer         For         *
                                                    2.1  Acknowledge 2003 audited financial           Issuer         For         *
                                                    statement
                                                    2.2  Acknowledge 2003 earnings distribution;      Issuer         For         *
                                                    cash dividend: TWD 2.00 per share
                                                    3.  Approve raising capital by issuing new        Issuer         For         *
                                                    share from earnings; 0.1 per share withholding
                                                    tax 20
                                                    4.  Extraordinary motion                          Issuer         For         *

TPV Technology           N/A   6179573  19-May-2004 1.  Receive and approve the audited financial     Issuer         For         *
                                                    statements and the reports of the Directors
                                                    and the Auditors for the YE 31 DEC 2003
                                                    2.  Approve the payment of a final dividend       Issuer         For         *
                                                    3.  Re-elect the retiring Directors and           Issuer         For         *
                                                    authorize the Board of Directors to fix the
                                                    remuneration of the Directors
                                                    4.  Re-appoint PricewaterhouseCoopers as the      Issuer         For         *
                                                    Auditors of the Company and authorize the Board
                                                    of Directors to fix their remuneration
                                                    5.OI  Authorize the Directors of the Company      Issuer         For         *
                                                    to repurchase its issued shares of USD 0.01
                                                    each in the capital of the Company during the
                                                    relevant period, on The Stock Exchange of Hong
                                                    Kong Limited Stock Exchange, Singapore
                                                    Exchange Limited Singapore Exchange or on any
                                                    other stock exchange on which the shares of
                                                    the Company may be listed and recognized by the
                                                    Securities and Futures Commission and the
                                                    Stock Exchange for such purposes, subject to
                                                    and in accordance with all applicable laws and
                                                    regulations of the rules governing the
                                                    listing of securities on the Stock Exchange,
                                                    the Listing Manual of the Singapore Exchange
                                                    or rules of any other stock exchange as
                                                    amended from time to time, not exceeding 10%
                                                    of the aggregate nominal amount of the issued
                                                    share capital of the Company at the date of
                                                    passing this resolution;  Authority expires
                                                    the earlier of the conclusion of the next AGM
                                                    of the Company or the expiration of the
                                                    period within which the next AGM of the
                                                    Company is to be held by the Bye-laws of
                                                    the Company or any applicable laws of Bermuda
                                                    6.0 II  Authorize the Directors of the Company    Issuer         For         *
                                                    to allot, issue and deal with additional
                                                    shares of USD 0.01 each in the capital of the
                                                    Company or securities convertible into such
                                                    shares or options, warrants or similar rights
                                                    to subscribe for any shares or convertible
                                                    securities, and make or grant offers,
                                                    agreements and options during and after the
                                                    relevant period, not exceeding 20% of the
                                                    aggregate nominal amount of the issued share
                                                    capital of the Company at the date of passing
                                                    this resolution, otherwise than pursuant to i)
                                                    a rights issue; or ii) the exercise

Merry Electronics        N/A   6129749  20-May-2004 1.  Approve to report business operation          Issuer         For         *
                                                    result of fiscal year 2003
                                                    2.  Approve the Supervisors review financial      Issuer         For         *
                                                    reports of FY 2003
                                                    3.  Approve to report the business operation      Issuer         For         *
                                                    plan of year 2003
                                                    4.  Approve to report the status of issuing       Issuer         For         *
                                                    1st overseas unsecured convertible Company
                                                    bonds
                                                    5.  Amend the meeting rules for Board of          Issuer         For         *
                                                    Directors
                                                    6.  Ratify the business operation result and      Issuer       Against       *
                                                    financial reports of FY 2003
                                                    7.  Ratify the net profit allocation              Issuer         For         *

                                                    8.  Approve to discuss issuing new shares,        Issuer         For         *
                                                    cash dividend TWD 1.60 per share STK Dividend
                                                    FM R/E:60/1000 withholding tax 20
                                                    9.  Amend the Company Articles                    Issuer         For         *
                                                    10.  Approve to nominate Directors and            Issuer         For         *
                                                    Supervisors
                                                    11. Transact any other business                   Issuer         For         *

Wintek Corp              N/A   6139607  20-May-2004 1.1  Receive 2003 operating report                Issuer         For         *
                                                    1.2  Receive the reports of audit by              Issuer         For         *
                                                    Supervisors
                                                    1.3  Receive the report of endorsement and        Issuer         For         *
                                                    guarantee of the Company
                                                    1.4  Receive the other reports                    Issuer         For         *
                                                    2.1  Approve 2003 financial report                Issuer         For         *
                                                    2.2  Approve the earning distribution and         Issuer         For         *
                                                    dividend payment
                                                    2.3  Approve the issuance of GDR                  Issuer         For         *
                                                    2.4  Amend the Article of Incorporation           Issuer         For         *
                                                    2.5  Approve the capitalization from earning,     Issuer         For         *
                                                    employees  bonus and capital surplus
                                                    2.6  Approve other matter                         Issuer         For         *
                                                    3.  Re-elect the Directors and the Supervisors    Issuer         For         *

Cheng Shin Rubber        N/A   6190228  25-May-2004 1.  Approve to report the business of 2003        Issuer         For         *
                                                    2.  Approve to report the Supervisor's review     Issuer         For         *
                                                    report of 2003
                                                    3.  Approve to report the status of               Issuer         For         *
                                                    endorsement and the guarantee
                                                    4.  Acknowledge the 2003 audited financial        Issuer         For         *
                                                    statement
                                                    5.  Acknowledge the 2003 earnings                 Issuer       Against       *
                                                    distribution  stock dividend: 96 shares per
                                                    1000 shares; cash dividend: TWD 1 per shares
                                                    6.  Approve to raise the capital by issuing       Issuer       Against       *
                                                    new shares
                                                    7.  Amend the Articles of Incorporation           Issuer       Abstain       *
                                                    8.  Other extraordinary motions                   Issuer       Abstain       *

Sino Golf Holdings       N/A   6314437  25-May-2004 1.  Receive and adopt the audited financial       Issuer   Take no action    *
                                                    statements and the reports of the Directors
                                                    and the Auditors for the YE 31 DEC 2003
                                                    2.  Declare a final dividend for the YE 31        Issuer   Take no action    *
                                                    DEC 2003
                                                    3.  Re-elect the Directors of the Company         Issuer   Take no action    *
                                                    4.  Authorize the Board of Directors to fix       Issuer   Take no action    *
                                                    the Directors  remuneration
                                                    5.  Re-appoint the Auditors and authorize the     Issuer   Take no action    *
                                                    Board of Directors to fix their remuneration
                                                    6.  Authorize the Directors of the Company,       Issuer   Take no action    *
                                                    pursuant to the rules  Listing Rules governing
                                                    the Listing of securities on the Stock
                                                    Exchange of Hong Kong Limited Stock Exchange,
                                                    to allot, issue and deal with
                                                    additional shares of the Company and make or
                                                    grant offers, agreements and options, during
                                                    and after the relevant period, not exceeding
                                                    20% of the aggregate nominal amount of the
                                                    issued share capital of the Company at the date
                                                    of passing this resolution, otherwise than
                                                    pursuant to i) a rights issue; or ii) any
                                                    issues of shares upon the exercise of rights
                                                    or subscription or conversion under the terms
                                                    of any warrant issued by the Company or any
                                                    securities convertible into shares of the
                                                    Company;or iii) the exercise of any options
                                                    granted under the share option scheme of the
                                                    Company; or iv) any script dividend or similar
                                                    arrangement providing for the allotment and
                                                    issue of shares in lieu of the whole or part
                                                    of the dividend on shares in accordance with
                                                    the Bye-laws of the Company Authority expires
                                                    the earlier of the conclusion of the next AGM
                                                    of the Company or the expiration of the period
                                                    within which the next AGM of the Company is
                                                    required by the Bye-laws of the Company,
                                                    the Companies Act 1989 or Bermuda or any other
                                                    applicable law of Bermuda to be held
                                                    7.  Authorize the Directors of the Company to     Issuer   Take no action    *
                                                    repurchase shares on the Stock Exchange of
                                                    Hong Kong Limited Stock Exchange or any
                                                    other stock exchange on which the shares be
                                                    listed and recognized by the Securities and
                                                    Futures Commission of Hong Kong and the
                                                    Stock Exchange under the Hong Kong Code on
                                                    Shares Repurchases, during the relevant
                                                    period, subject to and in accordance with all
                                                    applicable laws and requirements of the rules
                                                    governing the listing of securities
                                                    on the Stock Exchange or any other stock
                                                    exchange, not exceeding 10% of the

Ability Enterprise       N/A   6005184   1-Jun-2004 1.  Approve the 2003 business operation report    Issuer   With Management   *
                                                    2.  Approve the 2003 audited report               Issuer   With Management   *
                                                    3.  Approve to report the execution result of     Issuer   With Management   *
                                                    overseas convertible bond
                                                    4.  Other presentations                           Issuer   With Management   *
                                                    5.  Approve the 2003 operation and the            Issuer   With Management   *
                                                    financial report
                                                    6.  Approve the 2003 profit distribution          Issuer   With Management   *
                                                    7.  Approve the revision to the procedures of     Issuer   With Management   *
                                                    asset acquisition or disposal
                                                    8.  Approve to release the prohibition on the     Issuer   With Management   *
                                                    Directors from participation of competitive
                                                    business
                                                    9.  Elect the Directors and the Supervisors       Issuer   With Management   *
                                                    10. Other issues and extraordinary motion         Issuer   With Management   *

United                   N/A   6916628   1-Jun-2004 1.  Approve the presentations                     Issuer   With Management   *
Microelectronics
                                                    2.  Approve the 2003 business report and the      Issuer   With Management   *
                                                    financial statements
                                                    3.  Approve the profit distribution for 2003      Issuer   With Management   *
                                                    4.  Approve the issuance of new shares from       Issuer   With Management   *
                                                    retained earnings; stock dividend: 75 for
                                                    1,000 shares held
                                                    5.  Approve the revision to the Articles of       Issuer   With Management   *
                                                    Incorporation
                                                    6.  Elect the Directors and the Supervisors       Issuer   With Management   *
                                                    7.  Other issues and extraordinary proposals      Issuer   With Management   *

Sinotrans Ltd            N/A   6579010   2-Jun-2004 1.  Receive and approve the report of the         Issuer   Take no action    *
                                                    Board of Directors for the YE 31 DEC 2003
                                                    2.  Receive and approve the report of the         Issuer   Take no action    *
                                                    Supervisory Committee for the YE 31 DEC 2003
                                                    3.  Receive and approve the audited accounts      Issuer   Take no action    *
                                                    of the Company and the Auditors report for
                                                    the YE 31 DEC 2003

                                                    4.  Re-appoint Messrs. PricewaterhouseCoopers     Issuer   Take no action    *
                                                    as the International Auditors of the Company
                                                    and authorize the Directors of the Company
                                                    to fix their remuneration
                                                    5.  Authorize the directors of the Company to     Issuer   Take no action    *
                                                    decide on matter relating to the declaration,
                                                    payment and recommendation of interim
                                                    dividends for the year 2004
                                                    6.  Receive and approve the profit                Issuer   Take no action    *
                                                    distribution proposal and final dividend of
                                                    the Company for the YE 31 DEC 2003
                                                    S7.  Amend the Articles 13,65,78,94,109,130       Issuer   Take no action    *
                                                    of Articles of Association of the company

Cathay Financial Hldgs   N/A   6425663   3-Jun-2004 1.  Receive the presentations                     Issuer   Take no action    *
                                                    2.  Receive the 2003 financial statements         Issuer   Take no action    *
                                                    3.  Approve the 2003 profit distribution          Issuer   Take no action    *
                                                    4.  Other issues                                  Issuer   Take no action    *

Fubon Financial          N/A   6411673   3-Jun-2004 1.  Approve the 2003 business summary             Issuer   With Management   *
                                                    2.  Approve the 2003 Supervisory summary          Issuer   With Management   *
                                                    3.  Approve the 2003 financial report             Issuer   With Management   *
                                                    4.  Approve the 2003 allocation of earnings       Issuer   With Management   *
                                                    5.  Amend the Articles of Association             Issuer   With Management   *
                                                    6.  Amend the shareholders Meeting Rules          Issuer   With Management   *
                                                    7.  Amend the Board and the Supervisory           Issuer   With Management   *
                                                    election system
                                                    8.  Transact any other business                   Issuer   With Management   *
                                                    9.  Elect the Independent Director                Issuer   With Management   *

Soft-World Intl          N/A   6343691   4-Jun-2004 1.1  Approve to report the 2003 business          Issuer   With Management   *
                                                    operations
                                                    1.2  Approve the 2003 audited reports             Issuer   With Management   *
                                                    1.3  Approve the execution result of the          Issuer   With Management   *
                                                    convertible bonds
                                                    1.4  Approve the procedures of funds lending      Issuer   With Management   *
                                                    to third parties
                                                    1.5  Approve the status of endorsement and        Issuer   With Management   *
                                                    guarantee
                                                    1.6  Other presentations                          Issuer   With Management   *
                                                    2.1  Approve the 2003 financial statements        Issuer   With Management   *
                                                    2.2  Approve the 2003 profit distribution         Issuer   With Management   *
                                                    3.1  Approve the issuance of new shares from      Issuer   With Management   *
                                                    retained earnings and employees bonus
                                                    3.2  Approve the revision to the Articles of      Issuer   With Management   *
                                                    Incorporation
                                                    4.  Elect the Directors                           Issuer   With Management   *

China Metal Products     N/A   6038834   4-Jun-2004 1.1  Approve to report the 2003 business and      Issuer   With Management   *
                                                    financial status
                                                    1.2  Approve the 2003 audited report              Issuer   With Management   *
                                                    1.3  Approve the trading status of derivative     Issuer   With Management   *
                                                    products
                                                    1.4  Approve the status of endorsement and        Issuer   With Management   *
                                                    guarantee
                                                    1.5  Approve the execution result of              Issuer   With Management   *
                                                    purchasing treasury stocks
                                                    1.6  Approve the conversion status of             Issuer   With Management   *
                                                    Corporate bond
                                                    1.7  Approve the rules of the Board meeting       Issuer   With Management   *
                                                    1.8  Other presentations                          Issuer   With Management   *
                                                    2.1  Approve the 2003 financial statement         Issuer   With Management   *
                                                    2.2  Approve the 2003 profit distribution         Issuer   With Management   *
                                                    2.3  Approve the revised plan of issuing          Issuer   With Management   *
                                                    convertible bond
                                                    2.4  Approve the issuance of new shares from      Issuer   With Management   *
                                                    retained earnings and employee bonus
                                                    2.5  Approve the issuance of new shares from      Issuer   With Management   *
                                                    capital reserves
                                                    2.6  Other discussions                            Issuer   With Management   *

Beijing Capital Intl     N/A   6208422   8-Jun-2004 1.  Approve the report of the Board of            Issuer       Against       *
Airport                                             Directors for the year of 2003
                                                    2.  Approve the report of the Supervisory         Issuer       Against       *
                                                    Committee for the year of 2003
                                                    3.  Approve the financial statements and the      Issuer       Against       *
                                                    Auditor's report for the year of 2003
                                                    4.  Approve the proposal for distribution of      Issuer       Against       *
                                                    profit for the year of 2003
                                                    5.  Re-appoint PricewaterhouseCoopers Zhong       Issuer       Against       *
                                                    Tian Certified Public Accountants Co., Ltd.,
                                                    and PricewaterhouseCoopers as the Company's
                                                    PRC and International Auditors for the year
                                                    of 2004 and authorize the Board of Directors
                                                    to fix their remunerations
                                                    S6.  Approve to grant a general mandate to        Issuer       Against       *
                                                    the Board of Directors to issue additional
                                                    shares not exceeding 20% of the respective
                                                    aggregate amount of the issued domestic shares
                                                    and issued overseas listed foreign shares of
                                                    the Company
                                                    S7.  Amend Articles 1,17,73,95,99,102 of the      Issuer       Against       *
                                                    Articles of Association of the company

Polaris Securities Co    N/A   6697428  11-Jun-2004 1.1  Receive the business report of 2003          Issuer   With Management   *

                                                    1.2  Receive the Supervisor's review report       Issuer   With Management   *
                                                    of 2003
                                                    1.3  Approve other reporting                      Issuer   With Management   *
                                                    2.1  Acknowledge the 2003 audited financial       Issuer   With Management   *
                                                    statement
                                                    2.2  Acknowledge 2003 earning distribution by     Issuer   With Management   *
                                                    proposed cash dividend: TWD 0.2 per shares,
                                                    stock dividend: 60 shares per 1000 shares
                                                    2.3  Approve to raise the capital from            Issuer   With Management   *
                                                    earnings, additional paid in capital and
                                                    the employee's bonus
                                                    2.4  Approve to discuss the revision of           Issuer   With Management   *
                                                    Articles of Incorporation
                                                    3.  Other discussions                             Issuer   With Management   *
                                                    4.  Other extraordinary motions                   Issuer   With Management   *

Shenzhen Expressway      N/A   6848743  14-Jun-2004 1.  Approve and ratify the agreement dated 05     Issuer   With Management   *
                                                    MAR 2004 Agreement between the Company as
                                                    purchaser and Guangdong Expressway Company
                                                    Limited as vendor in relation to the sale and
                                                    purchase of 25% equity interest in Yangmao
                                                    Expressway Company Limited and the
                                                    transactions contemplated thereunder and
                                                    authorize Directors of the Company to do
                                                    all such things and acts and execute such
                                                    documents which they consider necessary or
                                                    expedient for the implementation of and give
                                                    effect to the Agreement
                                                    2.  Approve and ratify the agreement dated 07     Issuer   With Management   *
                                                    APR 2004 Agreement between the Company as
                                                    purchaser and Guangdong Province
                                                    Highway Construction Company Limited as vendor
                                                    in relation to the sale and purchase of 25%
                                                    equity interest in Jiangzhong Expressway
                                                    Company Limited and the transactions
                                                    contemplated thereunder and authorize the
                                                    Directors of the Company to do all such
                                                    things and acts and execute such documents
                                                    which they consider necessary or expedient
                                                    for the implementation of and give effect to
                                                    the Agreement

CMC Magnetics Corp       N/A   6238485  15-Jun-2004 1.1  Approve the report of business operation     Issuer   With Management   *
                                                    result of FY 2003
                                                    1.2  Approve the Supervisors review financial     Issuer   With Management   *
                                                    reports of FY 2003
                                                    1.3  Approve to report the status of              Issuer   With Management   *
                                                    endorsements/guarantees of FY 2003
                                                    1.4  Approve to report the status of              Issuer   With Management   *
                                                    acquisition and disposal of assets of FY 2003
                                                    1.5  Approve to report the execution status       Issuer   With Management   *
                                                    of buying back treasury stocks of FY 2003
                                                    1.6  Approve to report the status of              Issuer   With Management   *
                                                    investment in Mainland China
                                                    1.7  Approve to report the status of issuing      Issuer   With Management   *
                                                    the unsecured convertible Company bonds and
                                                    GDR in 2003
                                                    1.8  Approve to report the amendment of the       Issuer   With Management   *
                                                    conversion procedures of the unsecured
                                                    convertible Company bonds
                                                    2.1  Ratify the financial reports of FY 2003      Issuer   With Management   *
                                                    2.2  Ratify the net profit allocation cash        Issuer   With Management   *
                                                    dividend: TWD 1.0 per share
                                                    2.3  Ratify the amendment of the regulations      Issuer   With Management   *
                                                    governing share repurchase
                                                    2.4  Amend the Company Articles                   Issuer   With Management   *
                                                    2.5  Amend the rules of the Shareholders          Issuer   With Management   *
                                                    Meeting

Data Systems             N/A   6344936  15-Jun-2004 1.1  Approve the 2003 business operation          Issuer   With Management   *
                                                    1.2  Approve the 2003 audited report              Issuer   With Management   *
                                                    1.3  Approve the business operation for           Issuer   With Management   *
                                                    subsidiary
                                                    1.4  Approve the issuance status of local         Issuer   With Management   *
                                                    convertibles bonds
                                                    1.5  Approve the revision to the rules of the     Issuer   With Management   *
                                                    Board Meeting
                                                    1.6  Other presentations                          Issuer   With Management   *
                                                    2.1  Approve the 2003 operation report and        Issuer   With Management   *
                                                    the financial statements
                                                    2.2  Approve the 2003 profit distribution;        Issuer   With Management   *
                                                    cash dividend: TWD 1.01929 per share
                                                    3.1  Approve the issuance of new shares from      Issuer   With Management   *
                                                    the retained earnings and the employee bonus;
                                                    stock dividend: 67.95 for 1,000 shares held
                                                    3.2  Approve the revision to the Articles of      Issuer   With Management   *
                                                    Incorporation
                                                    3.3  Approve to release the prohibition on        Issuer   With Management   *
                                                    the Directors from participation
                                                    in competitive business
                                                    4.  Other issues and extraordinary motions        Issuer   With Management   *

Taiwan Green Point       N/A   6520706  15-Jun-2004 1.1  Approve the report of business operation     Issuer   With Management   *
Enterprises                                         result of FY 2003
                                                    1.2  Approve the Supervisors review financial     Issuer   With Management   *
                                                    reports of FY 2003
                                                    1.3  Approve to report the status of issuing      Issuer   With Management   *
                                                    the unsecured convertible Company bonds
                                                    2.1  Ratify the business operation result and     Issuer   With Management   *
                                                    the financial reports of FY 2003
                                                    2.2  Ratify the net profit allocation             Issuer   With Management   *
                                                    3.1  Amend the Company Articles                   Issuer   With Management   *
                                                    3.2  Approve the issuing of new shares cash       Issuer   With Management   *
                                                    dividend: TWD 2.7 per share, stock
                                                    dividend: 180/1000
                                                    3.3  Approve to purchase duty insurance of        Issuer   With Management   *
                                                    the Directors and the Supervisors
                                                    3.4  Amend the operation procedures of            Issuer   With Management   *
                                                    acquisition and disposal of assets
                                                    3.5  Amend the operation procedures of            Issuer   With Management   *
                                                    lending funds to others
                                                    3.6  Amend the operation procedures of            Issuer   With Management   *
                                                    endorsements/guarantees
                                                    4.  Others and extraordinary proposals            Issuer   With Management   *

Taiwan Hon Chuan         N/A   6335212  15-Jun-2004 1.  Receive the business operation result of      Issuer         For         *
Enterprises                                         FY 2003
                                                    2.  Receive the Supervisors review financial      Issuer         For         *
                                                    reports of FY 2003
                                                    3.  Ratify the financial reports of FY 2003       Issuer         For         *
                                                    4.  Ratify the net profit allocation              Issuer         For         *

                                                    5.  Approve to issue new shares; cash             Issuer         For         *
                                                    dividend: TWD 1.5 per share; stock dividend FM
                                                    R/E:50/1000
                                                    6.  Amend the Company Articles                    Issuer         For         *
                                                    7.  Others and extraordinary proposals            Issuer         For         *
Vanguard
International            N/A   6109677  15-Jun-2004 1.  Approve to recognize the 2003 financial       Issuer   Take no action    *
Semiconductor                                       statements
                                                    2.  Approve to recognize the 2003                 Issuer   Take no action    *
                                                    appropriation for offsetting deficit
                                                    3.  Approve the revision to the Articles of       Issuer   Take no action    *
                                                    Incorporation
                                                    4.  Approve the revision to the procedures of     Issuer   Take no action    *
                                                    asset acquisition or disposal
                                                    5.  Approve the revision to the trading           Issuer   Take no action    *
                                                    procedures of derivative products
                                                    6.  Approve the revision to the procedures of     Issuer   Take no action    *
                                                    funds lending to third parties
                                                    7.  Approve the revision to the procedures        Issuer   Take no action    *
                                                    for endorsements and guarantees
                                                    8.  Approve to enjoy the investment tax           Issuer   Take no action    *
                                                    exemption by shareholders on 2003 cash
                                                    injection
                                                    9.  Approve the capital reduction                 Issuer   Take no action    *
                                                    10.  Other presentations and related issues       Issuer   Take no action    *

Jingwei Textile          N/A   6486284  16-Jun-2004 1.  Approve the report of the Board of            Issuer       Against       *
Machinery Co                                        Directors of the Company for the YE 31 DEC 2003
                                                    2.  Approve the report of the Supervisory         Issuer       Against       *
                                                    Committee of the Company for the YE 31 DEC 2003
                                                    3.  Approve the audited financial statements      Issuer       Against       *
                                                    of the Company for the YE 31 DEC 2003
                                                    4.  Approve the 2003 proposed profit              Issuer       Against       *
                                                    distribution plan of the Company
                                                    5.  Re-appoint the PricewaterhouseCoopers and     Issuer       Against       *
                                                    PricewaterhouseCoopers Zhong Tian as the
                                                    Company's International Auditors and the
                                                    PRC Auditors respectively for the YE 31 DEC
                                                    2004 and authorize the Board of Directors of
                                                    the Company to fix their remuneration
                                                    6.  Appoint Mr. Yu Shiquan as an Independent      Issuer       Against       *
                                                    Director of the Company
                                                    7.  Approve the establishment of the              Issuer       Against       *
                                                    Personnel Nomination and Remuneration
                                                    Committee of the Board of Directors of the
                                                    Company and the adoption of the implementing
                                                    rules and regulations of the
                                                    Personnel Nomination and Remuneration
                                                    Committee of the Board of Directors of the
                                                    Company
                                                    8.  Approve the adoption of implementing          Issuer       Against       *
                                                    measures of equity interest incentive for the
                                                    Company's Senior Management Staff

Jingwei Textile          N/A   6486284  16-Jun-2004 1.  Amend, subject to compliance with all         Issuer       Against       *
Machinery Co                                        applicable laws, standards, system and/or
                                                    requirements of the governmental or
                                                    regulatory body of securities or of any other
                                                    governmental or regulatory authorities, if
                                                    any, Clause 57 of the Articles of Association
                                                    of the Company and add a paragraph at the end
                                                    of the original Clause 57 to form the
                                                    second paragraph of Clause 57 of the Article
                                                    of Association of the Company
                                                    2.  Amend Clause 97 of the Article of             Issuer       Against       *
                                                    Association of the Company by deleting to its
                                                    entirely and by replacing it with a new one

Taiwan Familymart        N/A   6440945  21-Jun-2004 1.1  Approve to report the business operation     Issuer         For         *
                                                    result of FY 2003
                                                    1.2  Approve the supervisors review financial     Issuer         For         *
                                                    reports of FY 2003
                                                    2.1  Ratify the financial reports of FY 2003      Issuer         For         *
                                                    2.2  Ratify the net profit allocation             Issuer         For         *
                                                    3.  Approve the issuing new shares, cash          Issuer         For         *
                                                    dividend : TWD 1.5 per share; stock dividend
                                                    FM R/E : 60/1000
                                                    4.  Extraordinary proposals                       Issuer         For         *

ChungHwa Telecom Co      N/A   6287841  25-Jun-2004 1.1  Receive the Company's operation reports      Issuer         For         *
                                                    for FY 2003
                                                    1.2  Receive the Supervisor's audit reports       Issuer         For         *
                                                    on the Company's financial statements for year
                                                    2003
                                                    1.3  Receive the ministry of auditing's audit      Issuer         For         *
                                                    number on the Company's financial statements
                                                    for year 2002
                                                    1.4  Approve the enactment of the rules of        Issuer         For         *
                                                    procedures of Board meeting
                                                    2.1  Approve the Company's financial              Issuer         For         *
                                                    statements for year 2003
                                                    2.2  Approve the distribution of the Company's    Issuer         For         *
                                                    earnings for year 2003; Cash dividend:50
                                                    1,000 shares held
                                                    3.1  Approve to draw up process for the           Issuer         For         *
                                                    Company to acquire or dispose assets
                                                    3.2  Amend Article 22 of the Company's            Issuer         For         *
                                                    Articles of Incorporation
                                                    3.3  Amend the process of the Company's           Issuer         For         *
                                                    endorsements and guarantees
                                                    3.4  Amend the rules of procedure of the          Issuer         For         *
                                                    shareholder meeting
                                                    4.  Extemporary motions                           Issuer         For         *

Natural Beauty           N/A   6517957  25-Jun-2004 1.  Receive and approve the audited financial     Issuer       Against       *
Bio-Tech                                            statements, Directors report and the
                                                    Auditors report of the Company for the YE 31
                                                    DEC 2003
                                                    2.  Approve the final dividend for the YE 31      Issuer       Against       *
                                                    DEC 2003
                                                    3.  Re-elect the retiring Directors and           Issuer       Against       *
                                                    authorise the Board of Directors to fix the
                                                    remuneration of the Directors of the Company
                                                    4.  Re-appoint the Auditors and authorise the     Issuer       Against       *
                                                    Board of Directors of the Company to fix their
                                                    remuneration
                                                    5A  Authorize the Directors of the Company to     Issuer       Against       *
                                                    allot, issue and deal with additional shares
                                                    in the capital of the Company and make or
                                                    grant offers, agreements, options and rights
                                                    of exchange or conversion during and after the
                                                    relevant period, not exceeding the 20% of the
                                                    aggregate nominal amount of the issued
                                                    share capital of the Company, otherwise than
                                                    pursuant to i) a rights issue; or (ii) the
                                                    exercise of any rights of subscription under
                                                    the share option scheme of the Company
                                                    approved by The Stock Exchange of Hong Kong
                                                    Limited, or (iii) any scrip dividend or
                                                    similar arrangement providing for the
                                                    allotment of shares in lieu of the whole or
                                                    part of a dividend on shares of the Company
                                                    in accordance with the Articles of Association
                                                    of the Company;  Authority expires the earlier
                                                    of the conclusion of the next AGM or the
                                                    expiration of the period within which the next
                                                    AGM is to be held by Articles of Association
                                                    5B Authorize the Directors of the Company to      Issuer       Against       *
                                                    purchase shares of HKD0.10 each in the capital
                                                    of the Company during the relevant
                                                    period, subject to and in accordance with all
                                                    applicable laws and requirements of the Rules
                                                    governing the Listing of Securities on The
                                                    Stock Exchange of Hong Kong Limited, at such
                                                    price as the Directors determine,
                                                    not exceeding 10% of the aggregate nominal
                                                    amount of the share capital of the Company;
                                                    Authority expires the earlier of the
                                                    conclusion of the AGM of the Company or the
                                                    expiration of the period within which the
                                                    next AGM of the Company is to be held by
                                                    Articles of Association

Yanzhou Coal Mining Co   N/A   6109893  25-Jun-2004 1.  Approve the working report of the Board       Issuer   Take no action    *
                                                    of Directors of the Company Board  for the YE
                                                    31 DEC 2003
                                                    2.  Approve the working report of the             Issuer   Take no action    *
                                                    Supervisory committee of the Company for the
                                                    YE 31 DEC 2003
                                                    3.  Approve the audited financial statements      Issuer   Take no action    *
                                                    of the Company as at and for the YE 31 DEC 2003

                                                    4.  Approve the profit distribution plan and      Issuer   Take no action    *
                                                    the final dividend and special cash dividend
                                                    distribution plans of the Company for the
                                                    YE 31 DEC 2003 and authorize the Board to
                                                    distribute such final dividend and special
                                                    cash dividend to the shareholder of the Company
                                                    5.  Approve to fix the remuneration of the        Issuer   Take no action    *
                                                    Directors and Supervisors of the Company for
                                                    the YE 31 DEC 2004
                                                    6.1  Appoint Mr. Wang Xin as Director of the      Issuer   Take no action    *
                                                    Company until the conclusion of the next AGM
                                                    of the Company
                                                    6.2  Appoint Mr. Wang Xinkun as Director of       Issuer   Take no action    *
                                                    the Company until the conclusion of the next
                                                    AGM of the Company
                                                    6.3  Appoint Mr. Wang Quanxi as Director of       Issuer   Take no action    *
                                                    the Company until the conclusion of the next
                                                    AGM of the Company
                                                    7.  Appoint Deloitte Touche Tohmatsu              Issuer   Take no action    *
                                                    certified public accountants in Hong Kong and
                                                    Dolitte Touche Tohmatsu certified Public
                                                    Accountants Ltd. certified public accountants
                                                    in PRC excluding Hong Kong as the Company's
                                                    international and domestic Auditors for the
                                                    Year 2004, to hold office until the conclusion
                                                    of the next AGM and fix their remuneration
                                                    S8. Amend the Articles of Association of the      Issuer   Take no action    *
                                                    Company and authorize the Board to do all such
                                                    things as necessary in connection with
                                                    such amendments

*  Management Position Unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China Fund, Inc.



By:      /s/ Gary L. French
       -------------------------
         Gary L. French
         President
         August 30, 2004